Accounts Receivable, Net	6 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of September 30, 2023 and March 31, 2023:

	September 30, 2023 (Unaudited)	March 31, 2023

Accounts receivable, gross	$2,770,243	$2,867,308
Less: allowance for doubtful accounts	(1,459,238)	(1,522,739)
Accounts receivable, net	$1,311,005	$1,344,569

Changes of allowance for doubtful accounts for the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:

	For the six months ended September 30,
	2023	2022

Beginning balance	$1,522,739	$762,992
Additional reserve through bad debt expense	26,518	820,352
Exchange rate difference	(90,019)	(60,605)
Ending balance	$1,459,238	$1,522,739

For the six months ended September 30, 2023 and 2022, the Company record expected credit loss of $26,518 and Nil, respectively.